Postretirement Benefit and Post Employment Obligations - Summary of Postretirement Benefit and Preemployment Obligation (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Postretirement benefit obligation	$ 6.4	$ 6.9
Post-employment obligation	2.8	2.2
Employment obligation	0.7	0.5
Postretirement benefit and post-employment obligation	$ 9.9	$ 9.6